Concentration and risks (Details) - Cooperation concentration risk - Total Revenue - item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Five Business Partners
Concentration and risks
Concentration risk (as a percentage)	29.10%	49.80%	53.80%
Number of business partners	5	5	5
Qunar
Concentration and risks
Concentration risk (as a percentage)		17.00%	28.80%
Hina Technology [Member]
Concentration and risks
Concentration risk (as a percentage)	11.70%